Intangible assets - Summary of Intangible Assets and Goodwill (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 84,478,038	₺ 88,791,120
Additions net of amortization	(3,461,095)	(350,780)
Disposals	(71,298)	(326,526)
Transfers	(35,890)	755,315
Asset held for sale		(4,764,217)
Impairment (expenses)/reversals	(118,947)	(33,741)
Effects of movements in exchange rates	1,081,554	406,867
Balance at end of year	81,872,362	84,478,038
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	310,721,736	295,182,566
Additions	18,615,188	24,679,035
Disposals	(99,806)	(715,712)
Transfers	(35,890)	755,315
Asset held for sale		(10,230,635)
Impairment (expenses)/reversals		(10,361)
Effects of movements in exchange rates	1,207,823	1,061,528
Balance at end of year	330,409,051	310,721,736
Cost | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	98,620,686	101,284,877
Additions	1,026	5,216,431
Disposals	(62,746)	(86,334)
Transfers		262,501
Asset held for sale		(7,434,755)
Effects of movements in exchange rates	14,376	(622,034)
Balance at end of year	98,573,342	98,620,686
Cost | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	149,697,122	138,268,118
Additions	10,551,603	11,418,517
Disposals	(32,933)	(250,178)
Transfers	292,253	654,440
Asset held for sale		(1,963,228)
Effects of movements in exchange rates	888,707	1,569,453
Balance at end of year	161,396,752	149,697,122
Cost | Transmission line software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,520,659	1,488,153
Additions	1,119	1,403
Disposals	(506)	(5,325)
Effects of movements in exchange rates	17,288	36,428
Balance at end of year	1,538,560	1,520,659
Cost | Indefeasible right of usage
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,466,364	1,462,116
Additions	110,686	4,249
Effects of movements in exchange rates		(1)
Balance at end of year	1,577,050	1,466,364
Cost | Brand name
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,547	16,303
Additions		77
Disposals		(71)
Transfers		271
Asset held for sale		(886)
Effects of movements in exchange rates	(3,402)	(147)
Balance at end of year	12,145	15,547
Cost | Customer base
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	56,445	70,698
Effects of movements in exchange rates	(6,764)	(14,253)
Balance at end of year	49,681	56,445
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	588,963	606,037
Impairment (expenses)/reversals		(10,361)
Effects of movements in exchange rates		(6,713)
Balance at end of year	588,963	588,963
Cost | Subscriber acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	55,611,955	49,237,523
Additions	7,374,968	7,263,978
Disposals		(180,615)
Asset held for sale		(830,279)
Effects of movements in exchange rates	337,050	121,348
Balance at end of year	63,323,973	55,611,955
Cost | Electricity production license
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	964,442	1,024,900
Effects of movements in exchange rates	(93,340)	(60,458)
Balance at end of year	871,102	964,442
Cost | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,800,954	1,614,237
Additions	282,042	238,131
Disposals	(1,989)	(1,242)
Transfers	(35,890)	(33,294)
Asset held for sale		(232)
Effects of movements in exchange rates	68,348	(16,646)
Balance at end of year	2,113,465	1,800,954
Cost | Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	378,599	109,604
Additions	293,744	536,249
Disposals	(1,632)	(191,947)
Transfers	(292,253)	(128,603)
Asset held for sale		(1,255)
Effects of movements in exchange rates	(14,440)	54,551
Balance at end of year	364,018	378,599
Accumulated depreciation, amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(226,243,698)	(206,391,446)
Additions - amortization	(22,076,283)	(25,029,815)
Disposals	28,508	389,186
Asset held for sale		5,466,418
Impairment (expenses)/reversals	(118,947)	(23,380)
Effects of movements in exchange rates	(126,269)	(654,661)
Balance at end of year	(248,536,689)	(226,243,698)
Accumulated depreciation, amortization and impairment | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(69,428,856)	(68,226,836)
Additions - amortization	(5,688,680)	(6,172,793)
Disposals	14,921	6,881
Asset held for sale		4,611,507
Effects of movements in exchange rates	(159,167)	352,385
Balance at end of year	(75,261,782)	(69,428,856)
Accumulated depreciation, amortization and impairment | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(115,515,868)	(105,290,313)
Additions - amortization	(8,552,534)	(9,277,415)
Disposals	10,454	195,150
Asset held for sale		295,352
Impairment (expenses)/reversals	(118,174)	(22,691)
Effects of movements in exchange rates	(534,620)	(1,415,951)
Balance at end of year	(124,710,742)	(115,515,868)
Accumulated depreciation, amortization and impairment | Transmission line software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,506,223)	(1,465,803)
Additions - amortization	(32,121)	(37,976)
Disposals		5,325
Effects of movements in exchange rates	(13,617)	(7,769)
Balance at end of year	(1,551,961)	(1,506,223)
Accumulated depreciation, amortization and impairment | Indefeasible right of usage
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(927,884)	(837,147)
Additions - amortization	(74,573)	(91,395)
Disposals	1,369
Effects of movements in exchange rates	810	658
Balance at end of year	(1,000,278)	(927,884)
Accumulated depreciation, amortization and impairment | Brand name
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(14,170)	(23,840)
Additions - amortization		(94)
Disposals		30
Asset held for sale		491
Effects of movements in exchange rates	11,395	9,243
Balance at end of year	(2,775)	(14,170)
Accumulated depreciation, amortization and impairment | Customer base
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(40,920)	(50,607)
Additions - amortization	(631)	(2,895)
Effects of movements in exchange rates	15,568	12,582
Balance at end of year	(25,983)	(40,920)
Accumulated depreciation, amortization and impairment | Subscriber acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(37,496,661)	(29,407,136)
Additions - amortization	(7,460,472)	(9,214,832)
Disposals		180,615
Asset held for sale		558,856
Effects of movements in exchange rates	537,653	385,836
Balance at end of year	(44,419,480)	(37,496,661)
Accumulated depreciation, amortization and impairment | Electricity production license
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(75,717)	(14,348)
Additions - amortization	(43,678)	(43,555)
Effects of movements in exchange rates	(17,972)	(17,814)
Balance at end of year	(137,367)	(75,717)
Accumulated depreciation, amortization and impairment | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(1,237,399)	(1,075,416)
Additions - amortization	(223,594)	(188,860)
Disposals	1,764	1,185
Asset held for sale		212
Impairment (expenses)/reversals	(773)	(689)
Effects of movements in exchange rates	33,681	26,169
Balance at end of year	₺ (1,426,321)	₺ (1,237,399)